CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Millions	Common shares	Share premium	Treasury shares	Hedging reserves	Translation reserves	Retained profit	Total
Changes in Stockholders' Equity [Roll Forward]
Effect as of 1 January 2018 of IFRS 15 implementation							$ (0.9)
Adjusted equity as of 1 January 2018	$ 0.6		$ (2.9)	$ 7.3	$ 0.3	$ 784.9	790.2
Balance at Dec. 31, 2017	0.6		(2.9)	7.3	0.3	785.8	791.1
Comprehensive income/(loss) for the period:
Net profit/(loss) for the period						(8.2)	(8.2)
Other comprehensive income/(loss) for the period				2.3	(0.3)		2.0
Total comprehensive income/(loss) for the period				2.3	(0.3)	(8.2)	(6.2)
Capital increase	0.1	$ 99.9					100.0
Transaction costs capital increase		(2.8)					(2.8)
Share-based compensation					1.1	1.1
Total changes in equity for the period	0.1	97.1		2.3	(0.3)	(7.1)	92.1
Balance at Jun. 30, 2018	0.7	97.1	(2.9)	9.6		777.7	882.2
Balance at Dec. 31, 2017	0.6		(2.9)	7.3	0.3	785.8	791.1
Comprehensive income/(loss) for the period:
Net profit/(loss) for the period							(34.8)
Other comprehensive income/(loss) for the period							(7.4)
Total comprehensive income/(loss) for the period							(42.2)
Balance at Dec. 31, 2018	0.7	97.1	(2.9)	0.3	(0.1)	752.1	847.2
Changes in Stockholders' Equity [Roll Forward]
Effect as of 1 January 2018 of IFRS 15 implementation						(0.9)
Comprehensive income/(loss) for the period:
Net profit/(loss) for the period						28.4	28.4
Other comprehensive income/(loss) for the period				(12.6)	0.5	(0.1)	(12.2)
Total comprehensive income/(loss) for the period				(12.6)	0.5	28.3	16.2
Share-based compensation						0.9	0.9
Total changes in equity for the period				(12.6)	0.5	29.2	17.1
Balance at Jun. 30, 2019	$ 0.7	$ 97.1	$ (2.9)	$ (12.3)	$ 0.4	$ 781.3	$ 864.3